Related Party Transactions - Summary of Changes in Major Deposits Due to Customers with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		₩ 1,000	[1]	₩ 1,000	[1]	₩ 1,200
Changes in finance agreements from related parties [Abstract]
Increase		0		2,000		1,000
Decrease		0		2,000		1,200
Ending balance	[1]	1,000		1,000		1,000
Partner One Value Up I Private Equity Fund
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance				0	[1]	100
Changes in finance agreements from related parties [Abstract]
Increase						0
Decrease						100
Ending balance	[1]					0
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		0		0	[1]	3,000
Changes in finance agreements from related parties [Abstract]
Increase		1,000				0
Decrease		0				3,000
Ending balance		1,000	[1]	0		0	[1]
Win Mortgage Co.,LTd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		1,387	[1]	600
Changes in finance agreements from related parties [Abstract]
Increase				2,266
Decrease				1,479
Ending balance				1,387	[1]	600
One Mortgage
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		1,387		600	[1]	0
Changes in finance agreements from related parties [Abstract]
Increase		3,529				1,200
Decrease		3,564				600
Ending balance		₩ 1,352	[1]	₩ 1,387		₩ 600	[1]

[1]	Details of payment between related parties, demand deposit due to customers and etc. are excluded.